BALANCE SHEETS (USD $)	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash	$ 3,074	$ 15,447
TOTAL ASSETS	3,074	15,447
LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Accounts payable and accrued liabilities	200
TOTAL LIABILITIES	200
STOCKHOLDER'S EQUITY ( DEFICIT )
Common stock: $0.001 par value, 75,000,000 shares authorized; 6,450,000 and 5,200,000 shares issued and outstanding at September 30, 2011 ($6,450) and 2010 ($5,200) respectively. Additional paid-in capital 2011 ($34,150) and 2010 ($10,400)	40,600	15,600
Deficit accumulated during the development stage	(37,726)	(153)
TOTAL STOCKHOLDER'S EQUITY/(DEFICIT)	2,874	15,447
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY(DEFICIT)	$ 3,074	$ 15,447